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Small-Cap Value Portfolio
Small-Cap Value Portfolio

SUPPLEMENT DATED APRIL 1, 2024

TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2023

FOR CLASS D, CLASS I and CLASS P SHARES

This supplement revises the Pacific Select Fund Prospectus dated May 1, 2023 for Class D, Class I and Class P Shares (the “Prospectus”), as supplemented, and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect unless otherwise noted. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Small-Cap Value Portfolio – At a meeting held on March 27, 2024, the Board of Trustees of Pacific Select Fund (the “Trust”), including a majority of the Independent Trustees, approved American Century Investment Management, Inc. (“American Century”), through its division Avantis Investors, to serve as sub-adviser to the Small-Cap Value Portfolio effective May 1, 2024, replacing AllianceBernstein L.P. The Board also approved a management fee waiver for the Small-Cap Value Portfolio effective with the approval of American Century.

In connection with this sub-adviser change, certain principal investment strategies of the Small-Cap Value Portfolio will change as described below. In order to facilitate these changes, a portion of the holdings of the Small-Cap Value Portfolio may be sold and new investments purchased in accordance with recommendations by American Century. Pacific Life Fund Advisors LLC, the investment adviser to the Small-Cap Value Portfolio, may begin this transitioning prior to May 1, 2024 utilizing the principal investment strategies described below.

As a result of this change, effective May 1, 2024, all references to AllianceBernstein L.P. will be deleted.

Disclosure Changes to the Fund Summaries section

Small-Cap Value Portfolio – Effective May 1, 2024, the Annual Fund Operating Expenses subsection will be deleted and replaced with the following:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Small-Cap Value Portfolio		Class I	Class P
Management Fee		0.75%	0.75%
Service Fee		0.20%	none
Other Expenses		0.03%	0.03%
Total Annual Fund Operating Expenses		0.98%	0.78%
Less Fee Waiver	[1]	(0.17%)	(0.17%)
Total Annual Fund Operating Expenses after Fee Waiver		0.81%	0.61%
[1]	The investment adviser has agreed to waive 0.17% of its management fee through April 30, 2025. Thereafter, the fee waiver agreement renews annually unless terminated by the investment adviser upon at least 30 days written notice prior to the end of the contract term.

Effective May 1, 2024, in the Examples subsection, the second sentence of the first paragraph and the table will be deleted and replaced with the following:

The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown except for the fee waiver, which is only reflected for the contractual period.

Expense Example - Small-Cap Value Portfolio - USD ($)	1 year	3 years	5 years	10 years
Class I	83	295	525	1,186
Class P	62	232	417	950

Effective May 1, 2024, the Principal Investment Strategies subsection will be deleted in its entirety and replaced with the following:

Under normal circumstances, the Fund invests at least 80% of its assets in small-capitalization equity securities. The sub-adviser generally considers the following to be small-capitalization companies: (i) companies smaller than the largest 1,000 U.S. companies; (ii) companies representing the bottom 10% of the market capitalization of all U.S. listed companies; and (iii) companies in the Russell 2000 Value Index, which measures the performance of the small-capitalization value segment of the U.S. equity universe. As of December 31, 2023, the market capitalization range of the Russell 2000 Value Index was approximately $22.3 million to $10.0 billion. As of December 31, 2023, the weighted average market capitalization of the Fund was approximately $3.2 billion.

The sub-adviser normally invests the Fund’s assets across different groups of industries/sectors, but may invest a significant percentage of the Fund’s assets in issuers in a single sector. As of December 31, 2023, a significant portion of the Fund is represented by securities of companies in the Financial sector.

The Fund normally invests primarily in the common stock of companies located in the United States. To determine whether a company is a U.S. company, the sub-adviser will consider various factors, including where the company is headquartered, where the company’s principal operations are located, where a majority of the company’s revenues are derived, where the principal trading market is located, the country in which the company was legally organized, and whether the company is in the Russell 2000 Value Index.

In buying and selling securities for the Fund, the sub-adviser uses fundamental analysis of factors such as each issuer’s financial condition and industry position, as well as market and economic conditions. In selecting investments for the Fund, the sub-adviser seeks securities of small-capitalization companies with higher profitability and value characteristics. The sub-adviser defines “profitability” mainly as adjusted cash from operations to book value ratio (though other ratios may be considered). The sub-adviser defines “value characteristics” of an issuer mainly using adjusted book/price ratios (though other price to fundamental ratios may be considered).

Effective May 1, 2024, in the Performance subsection, the second paragraph will be deleted in its entirety and replaced with the following:

American Century Investment Management, Inc., through its division Avantis Investors, began managing the Fund on May 1, 2024, and some investment policies changed at that time. Other firms managed the Fund before that date.